Initial Public Offering (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 26, 2011	Jan. 23, 2013	Aug. 28, 2013	Dec. 31, 2014	May 09, 2014	Jan. 24, 2013
Business Acquisition [Line Items]
Gross proceeds from the offering	$ 90,500,000	$ 231,800,000	$ 0
Long-term debt assumed and repaid	276,300,000	225,000,000	0
Sales discounts related to tax credits owed to customers	(500,000)	6,800,000	11,200,000
Term Loans
Business Acquisition [Line Items]
Debt issuance cost				5,700,000
IPO
Business Acquisition [Line Items]
Gross proceeds from the offering					256,500,000
Net proceeds from the offering, after deducting underwriting discounts and offering expenses					231,800,000
Underwriting discounts and offering expenses			6,000,000		24,700,000
Proceeds retained to replenish working capital					39,600,000
IPO | Term Loans
Business Acquisition [Line Items]
Long-term debt assumed and repaid					225,000,000
IPO | Senior Notes, Due 2020
Business Acquisition [Line Items]
Partnership notes issued					150,000,000.0
Interest rate on partnership notes (as a percent)					7.375%
IPO | Senior Notes
Business Acquisition [Line Items]
Proceeds from issuance of notes, net of debt issuance costs					146,300,000
Debt issuance cost					3,700,000
IPO | Revolving Credit Facility
Business Acquisition [Line Items]
Debt issuance cost					2,200,000	900,000
IPO | Haverhill
Business Acquisition [Line Items]
Sales discounts related to tax credits owed to customers					12,400,000
IPO | General Partner
Business Acquisition [Line Items]
Limited Partnership (LP) ownership interest (as a percent)					2.00%		2.00%
IPO | Sun Coal & Coke
Business Acquisition [Line Items]
Interest in Partnership (as a percent)	35.00%						35.00%
IPO | Public
Business Acquisition [Line Items]
Common units issued during the period (in shares)					13,500,000
Partnership interest (as a percent)					42.10%
Initial public offering price (in dollars per share)					$ 19.00
IPO | SunCoke Energy Inc
Business Acquisition [Line Items]
Interest in Partnership (as a percent)	54.00%						54.00%
General Partner distributions					33,100,000
IPO | Common Units | Sun Coal & Coke
Business Acquisition [Line Items]
Common units issued during the period (in shares)					2,209,697
IPO | Subordinated Units | Sun Coal & Coke
Business Acquisition [Line Items]
Common units issued during the period (in shares)					15,709,697
IPO | Haverhill Coke Company LLC and Middletown Coke Company LLC
Business Acquisition [Line Items]
Interest in Partnership (as a percent)					65.00%				65.00%
Environmental capital expenditures retained	$ 119,000,000				$ 67,000,000			$ 7,000,000
IPO | Haverhill Coke Company LLC and Middletown Coke Company LLC | SunCoke Energy Inc
Business Acquisition [Line Items]
Interest in Partnership (as a percent)	2.00%				35.00%		2.00%